iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  —  2 .4%
Thor Industries, Inc. ....................... 6,476 $ 488,873
a
Banks  —  17 .7%
Bank OZK ............................. 12,895 516,574
JPMorgan Chase & Co. .................... 4,298 576,362
Popular, Inc. ............................ 6,291 417,219
Prosperity Bancshares, Inc. .................. 7,089 515,228
Regions Financial Corp. .................... 25,810 556,464
Synovus Financial Corp. .................... 13,424 504,071
Umpqua Holdings Corp. .................... 28,858 515,115
3,601,033
a
Beverages  —  2 .2%
Molson Coors Beverage Co. , Class B ........... 8,878 457,395
a
Chemicals  —  9 .8%
Dow, Inc. .............................. 9,377 472,507
LyondellBasell Industries NV , Class A ........... 5,533 459,405
Olin Corp. .............................. 10,457 553,594
Westlake Corp. .......................... 4,937 506,240
1,991,746
a
Consumer Finance  —  4 .2%
Ally Financial, Inc. ........................ 14,442 353,107
Discover Financial Services .................. 5,117 500,596
853,703
a
Diversified Telecommunication Services  —  1 .8%
Verizon Communications, Inc. ................ 9,536 375,718
a
Electric Utilities  —  2 .2%
Avangrid, Inc. ........................... 10,493 450,989
a
Equity Real Estate Investment Trusts (REITs)  —  1 .7%
SL Green Realty Corp. ..................... 10,486 353,588
a
Gas Utilities  —  2 .3%
UGI Corp. .............................. 12,534 464,635
a
Household Durables  —  4 .8%
Toll Brothers, Inc. ......................... 10,851 541,682
Whirlpool Corp. .......................... 3,125 442,063
983,745
a
Insurance  —  20 .7%
American Financial Group, Inc. ............... 3,486 478,558
American International Group, Inc. ............. 9,465 598,567
Arch Capital Group Ltd.
(a)
................... 10,638 667,854
Axis Capital Holdings Ltd. ................... 8,477 459,199
CNA Financial Corp. ....................... 10,778 455,694
F&G Annuities & Life, Inc.
(a)
.................. 889 17,789
Fidelity National Financial, Inc. ................ 13,094 492,596
Security Shares Value
a
Insurance (continued)
First American Financial Corp. ................ 9,144 $ 478,597
MetLife, Inc. ............................ 7,707 557,755
4,206,609
a
Media  —  2 .6%
Nexstar Media Group, Inc.
(b)
.................. 2,971 520,014
a
Metals & Mining  —  3 .0%
Nucor Corp. ............................ 4,635 610,939
a
Oil, Gas & Consumable Fuels  —  11 .4%
Marathon Oil Corp. ........................ 21,528 582,763
Marathon Petroleum Corp. .................. 5,887 685,188
Ovintiv, Inc. ............................. 10,951 555,325
PDC Energy, Inc. ......................... 7,855 498,636
2,321,912
a
Road & Rail  —  2 .7%
Knight-Swift Transportation Holdings, Inc. , Class A .. 10,455 547,947
a
Specialty Retail  —  4 .9%
AutoNation, Inc.
(a)
......................... 4,330 464,609
Penske Automotive Group, Inc. ............... 4,623 531,321
995,930
a
Textiles, Apparel & Luxury Goods  —  2 .9%
PVH Corp. ............................. 8,505 600,368
a
Thrifts & Mortgage Finance  —  2 .5%
MGIC Investment Corp. .................... 38,408 499,304
a
Total Long-Term Investments — 99.8%
(Cost: $ 20,355,525 ) ................................. 20,324,448
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.53%
(c) (d) (e)
...................... 528,038 528,196
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................ 35,079 35,079
a
Total Short-Term Securities — 2.7%
(Cost: $ 563,171 ) ................................... 563,275
Total Investments — 102.5%
(Cost: $ 20,918,696 ) ................................. 20,887,723
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (518,100)
Net Assets — 100.0% ................................. $ 20,369,623
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Focused Value Factor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ —  $ 528,053
(a)
$ —  $ 39  $ 104  $ 528,196  528,038  $ 313
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 90,000  —  (54,921)
(a)
—  —  35,079  35,079  1,014  —
(c)
$ 39  $ 104
$ 563,275
$ 1,327  $ —
(c)
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
Rounds to less than $1.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,324,448  $ —  $ —  $ 20,324,448
Short-Term Securities
Money Market Funds ...................................... 563,275  —  —  563,275
$ 20,887,723  $ —  $ —  $ 20,887,723